Collaboration Revenue (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Cash receipts	$ 100	$ 50	$ 0
Collaboration revenue	$ 68	$ 82	$ 0	$ 150